Fair Value Measurements (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Fair value
Fair value option of commercial mortgage loans	$ 256,900	$ 155,100
Assets:
Cash held in money market funds	631	631
Short term investments	249,997	249,989
Loans, held for sale, at fair value	23,314
Loans, held at fair value	233,618	155,134
Mortgage backed securities, at fair value	34,812	213,504
Derivative instruments, at fair value	363	723
Total assets	542,735	619,981
Liabilities:
Derivative instruments, at fair value	3,415	1,499
Total liabilities	3,415	1,499
Recurring basis | Level 1
Assets:
Cash held in money market funds	631	631
Short term investments	249,997	249,989
Total assets	250,628	250,620
Recurring basis | Level 2
Assets:
Derivative instruments, at fair value	363	723
Total assets	363	723
Liabilities:
Derivative instruments, at fair value	3,415	1,499
Total liabilities	3,415	1,499
Recurring basis | Level 3
Assets:
Loans, held for sale, at fair value	23,314
Loans, held at fair value	233,618	155,134
Mortgage backed securities, at fair value	34,812	213,504
Total assets	$ 291,744	$ 368,638